Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 07, 2017
Entity Registrant Name	dei_EntityRegistrantName	American Century Mutual Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000100334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	ck0000100334_SupplementTextBlock

American Century Mutual Funds, Inc. Prospectus Supplement New Opportunities Fund
Supplement dated April 10, 2017 ■ Prospectus dated March 1, 2017
All references to Institutional Class are changed to I Class. Effective with this change, I Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors and financial intermediaries. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.

The following is added as the last sentence to the first paragraph under Fees and Expenses in the prospectus.
Additional information about sales charge discounts can be found in Appendix A of the prospectus.